Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash provided by (used in) Operating activities
Net loss for the year	$ (36,589)	$ (23,399)
Charges to operations not involving cash
Depreciation of property and equipment	541	384
Accreted interest and valuation adjustments	907	27
Fair value adjustment on government loan	(367)	(491)
Loss on disposal of assets	30	54
Deferred share unit compensation	583	401
Stock-based compensation	1,738	753
Charges to operations not involving cash	(33,157)	(22,271)
Net change in non-cash working capital balances related to operations
Decrease (increase) in amounts receivable	972	(925)
Increase in prepaid expenses	(1,214)	(1,495)
Decrease (increase) in investment tax credits receivable	384	(243)
Increase in accounts payable, accrued and other liabilities	970	1,401
Cash provided by (used in) Operating activities	(32,045)	(23,533)
Financing activities
Proceeds from issuance of share capital and warrants in private placement		17,795
Share and warrant issuance costs in private placement		(108)
Proceeds from public equity offerings	27,335	30,000
Share Issuance costs in public equity offerings	(2,272)	(1,494)
Proceeds from the exercise of stock options	46	185
Proceeds from the exercise of warrants		1,721
Proceeds from short-term borrowings		2,296
Repayment of short-term borrowings		(2,030)
Proceeds from long-term debt	14,836	704
Repayment of long-term debt	(4,069)	(31)
Repayment of lease obligation	(114)	(80)
Cash provided by (used in) financing activities	35,762	48,958
Investing activities
Acquisition of property and equipment	(1,402)	(331)
Net change in cash and cash equivalents during the year	2,315	25,094
Cash and cash equivalents - Beginning of year	36,268	10,805
Effect of foreign exchange on cash and cash equivalents	33	369
Cash and cash equivalents - End of year	38,616	36,268
Supplementary cash flow
Interest received	$ 188	$ 222